                                                                  LOGO
                                                                  HARTFORD LIFE


November 6, 2000



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:  Hartford Life Insurance Company
     Hartford Life Insurance Company Separate Account Three
     Hartford Select Leaders
     File No.  333-35000

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 1 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on October 10, 2000. In reliance upon paragraph (j) of Rule 497, the Prospectus Supplement is not included herewith.

If you have any questions regarding this submission, please contact the undersigned at (860) 843-6320.


Sincerely yours,

/s/ Thomas S. Clark

Thomas S. Clark